Loans to third parties	12 Months Ended
Apr. 30, 2026
Loans To Third Parties
Loans to third parties
8.	Loans to third parties

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Loans to third parties	-	1,884,941	1,479,778

Loans to third parties are unsecured, with an aggregate principal amount of USD1,400,000, maturing on August 13, 2026, and have an effective interest rate of 8% per annum.

Upon maturity, the Company received loan interest of USD112,000 and extended the loan for another year, with the new maturity date of August 13, 2027, and bearing interest at 8% per annum.